Related Party Transactions (Details Narrative) - USD ($)					1 Months Ended									3 Months Ended		9 Months Ended		12 Months Ended
		Aug. 03, 2020	Jan. 10, 2020	Mar. 04, 2019	Jul. 16, 2020	Feb. 20, 2020	Aug. 19, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Apr. 30, 2018	Feb. 28, 2018	Aug. 31, 2017	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2020	Apr. 30, 2019
Related party agreement description																The Working Capital Loans will either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. On March 4, 2019, the Company issued the Convertible Note (as defined in Note 5) to the Sponsor, pursuant to which the Sponsor agreed to provide a Working Capital Loan to the Company of up to $1.5 million. The Company was provided $750,000 and $750,000 in loan proceeds during the year ended December 31, 2019 and the nine months ended September 30, 2020, respectively, for an aggregate amount of $1.5 million, pursuant to the amended Convertible Note.		The Working Capital Loans will either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. On March 4, 2019, the Company issued a convertible note (“Convertible Note”) to the Sponsor, pursuant to which the Sponsor agreed to provide a Working Capital Loan to the Company of up to $1.5 million. The Company was provided $400,000 and $350,000 in loan proceeds on March 4, 2019 and August 19, 2019, respectively, for an aggregate amount of $750,000, pursuant to the amended Convertible Note (see Note 5).
Proceeds from Convertible debt																		$ 880,000
Convertible debt														$ 1,500,000		$ 1,500,000
Cancellation of Promissory Note
Repayment of related party debt																			$ 460,000
Landsea Homes [Member]
Promissory note payable	[1]							$ 83,796,000						86,713,000		86,713,000		95,010,000	83,796,000
Due from affiliates								400,000						1,100,000		1,100,000		1,100,000	400,000
Due to affiliates								900,000						900,000		900,000		900,000	900,000
Management fees																400,000	$ 400,000	200,000	1,100,000	$ 800,000
Real estate net assets																					$ 28,900,000
LS Boston Point LLC [Member]
Due to affiliates								$ 2,859										2,859	2,859	49,245
Repayment of related party debt																			46,386	71,218
Salaries and wages																			87,138	$ 120,000
Subsequent Event [Member]
Proceeds from Convertible debt			$ 130,000
Convertible debt			$ 880,000
Promissory Note [Member] | Sponsor Surrender Agreement [Member]
Cancellation of Promissory Note					$ 1,000,000
Sponsor [Member]
Monthly fee for office space, utilities and administrative support																10,000		10,000
Related party agreement description											The Sponsor had agreed to loan the Company an aggregate of up to $300,000
Promissory note payable																						$ 500,000
Related party expenses														30,000	$ 30,000	90,000	90,000	120,000	60,000
Working Capital Loan				$ 1,500,000
Proceeds from Convertible debt				$ 400,000			$ 350,000									750,000		750,000
Sponsor [Member] | Promissory Note [Member]
Principal amount					$ 3,000,000
Maturity date					Dec. 31, 2020
Proceeds from loan					$ 1,000,000
Board Member [Member]
Related party agreement description								board member will be paid a cash fee of $150,000 per annum in exchange for his service
Related party agreement maturiy date								Dec. 31, 2019
Related party service fee														$ 37,500	$ 37,500	$ 75,000	$ 112,500	$ 150,000	$ 150,000
Prot
Service cost						$ 12,500
Prot | Subsequent Event [Member]
Service cost						$ 12,500
Prot | Promissory Note [Member]
Service cost		$ 75,000
Common Stock Class B | Investor [Member]
Number of shares issued									$ 1,980	$ 1,980
Number of shares issued, shares									267,300	267,300
Number of shares forfeit agreement with related party									If the anchor investor does not own the number of Public Units equal to 1,336,500 at the time of any stockholder vote with respect to an initial Business Combination or the business day immediately prior to the consummation of the initial Business Combination, the anchor investor will forfeit up to 267,300 founder shares on a pro rata basis.	If the anchor investor does not own the number of Public Units equal to 1,336,500 at the time of any stockholder vote with respect to an initial Business Combination or the business day immediately prior to the consummation of the initial Business Combination, the anchor investor will forfeit up to 267,300 founder shares on a pro rata basis.
Common Stock Class B | Sponsor [Member]
Number of shares issued													$ 25,000
Number of shares issued, shares												3,881,250	4,312,500
Number of shares forfeited									267,300	267,300		431,250
Number of shares forfeit agreement with related party										506,250 shares were no longer subject to forfeiture

[1]	Carrying amount approximates fair value due to recent issuances of EB-5 debt having similar characteristics, including interest rate.